Davis Opportunity Fund

Davis Financial Fund

Davis Real Estate Fund

Davis Appreciation and Income Fund

Davis Government Bond Fund

(part of Davis Series, Inc.)

March 31, 2022

Over 50 Years of Reliable Investing™

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	March 31, 2022 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (95.84%)
COMMUNICATION SERVICES – (6.17%)
Media & Entertainment – (6.17%)
Alphabet Inc., Class C *	6,670	$18,629,243
ASAC II L.P. *(a)(b)	116,129	117,999
IAC/InterActiveCorp *	46,000	4,612,880
Meta Platforms, Inc., Class A *	24,963	5,550,773
Vimeo, Inc. *	405,781	4,820,678
	Total Communication Services	33,731,573
CONSUMER DISCRETIONARY – (6.01%)
Retailing – (6.01%)
Alibaba Group Holding Ltd., ADR (China)*	34,800	3,786,240
Amazon.com, Inc. *	2,878	9,382,136
Delivery Hero SE (Germany)*	141,930	6,185,847
JD.com, Inc., Class A, ADR (China)*	149,800	8,668,926
Prosus N.V., Class N (Netherlands)	80,500	4,341,189
Vroom, Inc. *	180,760	480,822
	Total Consumer Discretionary	32,845,160
CONSUMER STAPLES – (2.93%)
Food & Staples Retailing – (0.14%)
Missfresh Ltd., Class B, ADS (China)*	829,023	749,603
Food, Beverage & Tobacco – (2.79%)
Darling Ingredients Inc. *	189,556	15,236,511
	Total Consumer Staples	15,986,114
FINANCIALS – (25.37%)
Banks – (12.08%)
U.S. Bancorp	502,540	26,710,001
Wells Fargo & Co.	810,781	39,290,447
		66,000,448
Diversified Financials – (7.67%)
Consumer Finance – (4.84%)
Capital One Financial Corp.	201,260	26,423,425
Diversified Financial Services – (2.83%)
Berkshire Hathaway Inc., Class B *	43,793	15,454,988
		41,878,413
Insurance – (5.62%)
Life & Health Insurance – (2.06%)
AIA Group Ltd. (Hong Kong)	1,077,000	11,245,902
Property & Casualty Insurance – (3.56%)
Markel Corp. *	13,196	19,467,267
		30,713,169
	Total Financials	138,592,030
HEALTH CARE – (24.37%)
Health Care Equipment & Services – (19.40%)
Cigna Corp.	149,532	35,829,363
CVS Health Corp.	81,829	8,281,913
Humana Inc.	16,395	7,134,612
Quest Diagnostics Inc.	176,811	24,198,353
UnitedHealth Group Inc.	59,935	30,565,052
		106,009,293

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2022 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (4.97%)
Viatris Inc.	2,496,950	$27,166,816
	Total Health Care	133,176,109
INDUSTRIALS – (17.74%)
Capital Goods – (16.86%)
Carrier Global Corp.	245,566	11,264,112
Eaton Corp. PLC	75,677	11,484,741
Ferguson PLC (United Kingdom)	64,985	8,804,154
Johnson Controls International plc	185,152	12,140,417
Owens Corning	265,610	24,303,315
Raytheon Technologies Corp.	63,134	6,254,685
Schneider Electric SE (France)	106,520	17,883,677
		92,135,101
Commercial & Professional Services – (0.02%)
China Index Holdings Ltd., Class A, ADR (China)*	112,058	123,264
Transportation – (0.86%)
DiDi Global Inc., Class A, ADS (China)*	1,875,208	4,688,020
	Total Industrials	96,946,385
INFORMATION TECHNOLOGY – (10.42%)
Semiconductors & Semiconductor Equipment – (6.12%)
Applied Materials, Inc.	82,390	10,859,002
Intel Corp.	259,980	12,884,609
Texas Instruments Inc.	52,892	9,704,624
		33,448,235
Software & Services – (4.30%)
Clear Secure, Inc., Class A *	115,330	3,100,070
DXC Technology Co. *	47,950	1,564,609
Microsoft Corp.	18,279	5,635,599
Oracle Corp.	74,210	6,139,393
SAP SE, ADR (Germany)	39,545	4,387,913
VMware, Inc., Class A	23,130	2,633,813
		23,461,397
	Total Information Technology	56,909,632
MATERIALS – (2.83%)
Teck Resources Ltd., Class B (Canada)	383,200	15,477,448
	Total Materials	15,477,448
TOTAL COMMON STOCK – (Identified cost $366,220,987)		523,664,451
SHORT-TERM INVESTMENTS – (4.15%)
StoneX Financial Inc. Joint Repurchase Agreement, 0.30%, 04/01/22, dated 03/31/22, repurchase value of $6,131,051 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 10/06/22-03/15/57, total market value $6,253,620)	$6,131,000	6,131,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2022 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	Truist Securities, Inc. Joint Repurchase Agreement, 0.29%, 04/01/22, dated 03/31/22, repurchase value of $16,519,133 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-3.50%, 03/01/37-03/01/52, total market value $16,849,380)	$16,519,000	$16,519,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $22,650,000)	22,650,000
		Total Investments – (99.99%) – (Identified cost $388,870,987)	546,314,451
		Other Assets Less Liabilities – (0.01%)	59,342
		Net Assets – (100.00%)	$546,373,793

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $117,999 or 0.02% of the Fund's net assets as of March 31, 2022.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	March 31, 2022 (Unaudited)

	Principal	Value
MORTGAGES – (83.14%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (57.58%)
Fannie Mae, 0.8066% (1 month LIBOR + 0.35%), 07/25/37 (a)	$14,394	$14,411
Fannie Mae, 3.50%, 01/25/39	184,671	185,397
Fannie Mae, 1.2666% (1 month LIBOR + 0.81%), 12/25/39 (a)	766,806	782,901
Fannie Mae, 0.8566% (1 month LIBOR + 0.40%), 09/25/40 (a)	352,046	353,157
Fannie Mae, 3.00%, 04/25/41	305,344	305,733
Fannie Mae, 2.00%, 12/25/42	286,103	271,976
Fannie Mae, 2.50%, 04/25/43	604,322	595,458
Fannie Mae, 2.50%, 07/25/47	193,425	184,069
Freddie Mac, 4.00%, 06/15/26	154,752	156,251
Freddie Mac, 2.00%, 06/15/28	322,796	320,315
Freddie Mac, 2.50%, 01/15/29	168,384	166,757
Freddie Mac, 0.8966% (1 month LIBOR + 0.50%), 08/15/40 (a)	95,205	95,485
Freddie Mac, 0.7466% (1 month LIBOR + 0.35%), 09/15/43 (a)	193,044	193,280
Freddie Mac, 1.00%, 03/25/51	1,390,720	1,256,033
Freddie Mac Multifamily Structured Pass-Through, 2.522%, 01/25/23	348,349	350,080
Freddie Mac Multifamily Structured Pass-Through, 0.6914% (1 month LIBOR + 0.45%), 06/25/23 (a)	39,135	39,177
Freddie Mac Multifamily Structured Pass-Through, 3.527%, 10/25/23	365,000	369,683
Freddie Mac Multifamily Structured Pass-Through, 2.689%, 12/25/24	443,288	445,509
Ginnie Mae, 6.1038%, 06/20/31	201,657	209,577
Ginnie Mae, 4.00%, 09/20/39	30,796	31,225
Ginnie Mae, 5.278%, 04/16/41	16,172	16,290
Ginnie Mae, 1.00%, 12/20/42	65,195	60,560
Ginnie Mae, 3.50%, 03/16/47	559,920	555,603
Ginnie Mae, 2.40%, 10/16/50	434,430	425,094
Ginnie Mae, 1.00%, 06/20/51	1,216,268	1,116,848
Ginnie Mae, 2.60%, 03/16/52	169,854	163,967
Ginnie Mae, 2.70%, 06/16/58	861,306	839,877
Ginnie Mae, 0.7263% (1 month LIBOR + 0.62%), 09/20/64 (a)	672,584	671,210
Ginnie Mae, 2.25%, 08/20/69	507,627	499,651
Ginnie Mae, 4.5831%, 12/20/71	2,856,006	2,920,088
Total Collateralized Mortgage Obligations		13,595,662
FANNIE MAE POOLS – (12.55%)
2.887%, 04/01/23, Pool No. AL6578	142,282	142,442
3.60%, 09/01/23, Pool No. AM4265	313,288	317,289
3.57%, 11/01/25, Pool No. BL0533	1,500,000	1,534,421
4.00%, 05/01/29, Pool No. AL7358	377,752	394,333
2.00%, 08/01/30, Pool No. AX9709	237,493	230,824
3.50%, 03/01/32, Pool No. MA1010	308,707	315,549
6.50%, 07/01/32, Pool No. 635069	6,593	6,466
6.00%, 09/01/37, Pool No. 888796	19,462	21,981
Total Fannie Mae Pools		2,963,305
FREDDIE MAC POOLS – (3.31%)
3.00%, 09/01/27, Pool No. U70063	215,599	216,465
2.50%, 09/01/31, Pool No. G18611	567,245	564,227
Total Freddie Mac Pools		780,692

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	March 31, 2022 (Unaudited)

		Principal	Value
MORTGAGES – (CONTINUED)
GINNIE MAE POOLS – (9.70%)
	4.904%, 12/20/61, Pool No. 756740	$1,441	$1,521
	4.565%, 04/20/70, Pool No. BT6816	839,459	855,077
	4.56%, 08/20/71, Pool No. 785652	1,394,561	1,432,613
		Total Ginnie Mae Pools	2,289,211
	TOTAL MORTGAGES – (Identified cost $20,321,793)		19,628,870
SHORT-TERM INVESTMENTS – (16.78%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.30%, 04/01/22, dated 03/31/22, repurchase value of $1,073,009 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 10/06/22-03/15/57, total market value $1,094,460)	1,073,000	1,073,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.29%, 04/01/22, dated 03/31/22, repurchase value of $2,889,023 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-3.50%, 03/01/37-03/01/52, total market value $2,946,780)	2,889,000	2,889,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,962,000)		3,962,000
	Total Investments – (99.92%) – (Identified cost $24,283,793)		23,590,870
	Other Assets Less Liabilities – (0.08%)		19,992
		Net Assets – (100.00%)	$23,610,862

LIBOR: London Inter-Bank Offered Rate

(a)	The interest rates on floating rate securities, shown as of March 31, 2022, may change daily or less frequently and are based on a published reference rate and basis point spread.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (97.85%)
CONSUMER DISCRETIONARY – (1.73%)
Retailing – (1.73%)
Prosus N.V., Class N (Netherlands)	339,290	$18,297,167
	Total Consumer Discretionary	18,297,167
FINANCIALS – (96.12%)
Banks – (42.31%)
Banks – (39.96%)
Bank of America Corp.	1,362,680	56,169,670
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	783,132	28,098,776
Danske Bank A/S (Denmark)	1,721,380	28,635,293
DBS Group Holdings Ltd. (Singapore)	1,826,334	47,853,973
DNB Bank ASA (Norway)	1,090,776	24,661,284
JPMorgan Chase & Co.	442,664	60,343,957
Metro Bank PLC (United Kingdom)*	1,688,800	1,977,938
PNC Financial Services Group, Inc.	272,456	50,254,509
U.S. Bancorp	1,072,888	57,023,997
Wells Fargo & Co.	1,373,669	66,568,000
		421,587,397
Thrifts & Mortgage Finance – (2.35%)
Rocket Companies, Inc., Class A	2,229,739	24,794,698
		446,382,095
Diversified Financials – (31.78%)
Capital Markets – (12.43%)
Bank of New York Mellon Corp.	1,004,651	49,860,829
Charles Schwab Corp.	444,928	37,511,880
Julius Baer Group Ltd. (Switzerland)	755,184	43,720,988
		131,093,697
Consumer Finance – (12.43%)
American Express Co.	237,092	44,336,204
Capital One Financial Corp.	661,241	86,814,331
		131,150,535
Diversified Financial Services – (6.92%)
Berkshire Hathaway Inc., Class A *	138	72,991,098
		335,235,330
Insurance – (22.03%)
Life & Health Insurance – (1.15%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,734,500	12,126,001
Property & Casualty Insurance – (15.87%)
Chubb Ltd.	297,418	63,617,710
Loews Corp.	654,776	42,442,580
Markel Corp. *	41,611	61,386,212
		167,446,502
Reinsurance – (5.01%)
Alleghany Corp. *	45,390	38,445,330
Everest Re Group, Ltd.	32,741	9,867,483

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	March 31, 2022 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Greenlight Capital Re, Ltd., Class A *	645,850	$4,566,159
			52,878,972
			232,451,475
		Total Financials	1,014,068,900
	TOTAL COMMON STOCK – (Identified cost $622,527,610)		1,032,366,067
SHORT-TERM INVESTMENTS – (2.13%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.30%, 04/01/22, dated 03/31/22, repurchase value of $6,099,051 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 10/06/22-03/15/57, total market value $6,220,980)	$6,099,000	6,099,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.29%, 04/01/22, dated 03/31/22, repurchase value of $16,433,132 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-3.50%, 03/01/42-03/01/52, total market value $16,761,660)	16,433,000	16,433,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $22,532,000)		22,532,000
	Total Investments – (99.98%) – (Identified cost $645,059,610)		1,054,898,067
	Other Assets Less Liabilities – (0.02%)		167,054
	Net Assets – (100.00%)		$1,055,065,121

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (77.44%)
COMMUNICATION SERVICES – (7.84%)
Media & Entertainment – (7.84%)
Alphabet Inc., Class C *	5,136	$14,344,796
Meta Platforms, Inc., Class A *	12,722	2,828,864
	Total Communication Services	17,173,660
CONSUMER DISCRETIONARY – (4.21%)
Retailing – (4.21%)
Amazon.com, Inc. *	2,826	9,212,619
	Total Consumer Discretionary	9,212,619
FINANCIALS – (40.89%)
Banks – (17.54%)
Bank of America Corp.	101,200	4,171,464
Danske Bank A/S (Denmark)	234,720	3,904,586
DBS Group Holdings Ltd. (Singapore)	208,925	5,474,295
DNB Bank ASA (Norway)	296,530	6,704,227
JPMorgan Chase & Co.	33,233	4,530,323
U.S. Bancorp	32,635	1,734,550
Wells Fargo & Co.	245,548	11,899,256
		38,418,701
Diversified Financials – (17.36%)
Capital Markets – (2.69%)
Bank of New York Mellon Corp.	118,600	5,886,118
Consumer Finance – (6.79%)
American Express Co.	11,565	2,162,655
Capital One Financial Corp.	96,831	12,712,942
		14,875,597
Diversified Financial Services – (7.88%)
Berkshire Hathaway Inc., Class B *	48,926	17,266,475
		38,028,190
Insurance – (5.99%)
Life & Health Insurance – (1.76%)
AIA Group Ltd. (Hong Kong)	368,960	3,852,635
Property & Casualty Insurance – (4.23%)
Chubb Ltd.	25,165	5,382,793
Markel Corp. *	2,640	3,894,634
		9,277,427
		13,130,062
	Total Financials	89,576,953
HEALTH CARE – (7.82%)
Health Care Equipment & Services – (4.98%)
Cigna Corp.	20,720	4,964,719
Quest Diagnostics Inc.	43,500	5,953,410
		10,918,129
Pharmaceuticals, Biotechnology & Life Sciences – (2.84%)
Viatris Inc.	572,030	6,223,687
	Total Health Care	17,141,816
INDUSTRIALS – (0.90%)
Capital Goods – (0.90%)
Johnson Controls International plc	29,977	1,965,592
	Total Industrials	1,965,592

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2022 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (15.78%)
Semiconductors & Semiconductor Equipment – (12.61%)
Applied Materials, Inc.	91,198	$12,019,897
Intel Corp.	144,340	7,153,490
Texas Instruments Inc.	46,083	8,455,309
		27,628,696
Software & Services – (3.17%)
Microsoft Corp.	22,511	6,940,366
	Total Information Technology	34,569,062
TOTAL COMMON STOCK – (Identified cost $114,095,151)		169,639,702
CORPORATE BONDS – (7.92%)
ENERGY – (1.08%)
Occidental Petroleum Corp., Sr. Notes, 5.50%, 12/01/25	$2,250,000	2,371,275
	Total Energy	2,371,275
FINANCIALS – (2.73%)
Diversified Financials – (2.73%)
Capital Markets – (1.56%)
Goldman Sachs Group, Inc., Sr. Notes, 0.9931% (SOFR + 0.81%), 03/09/27 (a)	3,500,000	3,417,029
Mortgage Real Estate Investment Trusts (REITs) – (1.17%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (b)	10,210,000	2,552,500
	Total Financials	5,969,529
HEALTH CARE – (2.07%)
Health Care Equipment & Services – (1.29%)
CVS Health Corp., Sr. Notes, 5.00%, 12/01/24	2,000,000	2,091,375
CVS Health Corp., Sr. Notes, 3.875%, 07/20/25	725,000	740,335
		2,831,710
Pharmaceuticals, Biotechnology & Life Sciences – (0.78%)
Viatris Inc., Sr. Notes, 2.70%, 06/22/30	1,925,000	1,695,883
	Total Health Care	4,527,593
INDUSTRIALS – (0.99%)
Capital Goods – (0.99%)
General Electric Co., Sr. Notes, 1.2413% (3 month LIBOR + 1.00%), 04/15/23 (a)	2,165,000	2,176,486
	Total Industrials	2,176,486
INFORMATION TECHNOLOGY – (1.05%)
Technology Hardware & Equipment – (1.05%)
Dell International LLC EMC Corp., Sr. Notes, 8.10%, 07/15/36	1,750,000	2,307,043
	Total Information Technology	2,307,043
TOTAL CORPORATE BONDS – (Identified cost $23,066,762)		17,351,926
MORTGAGES – (6.76%)
Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 144A, 1.40%, 10/25/63 (c)	2,117,414	1,913,651
Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 144A, 1.75%, 10/25/61 (c)	645,836	595,632
Brean Asset Backed Securities Trust, Series 2022-RM3, Class A, 144A, 1.75%, 02/25/62 (c)	1,193,674	1,092,125
Fannie Mae, 4.50%, 10/01/33, Pool No. AL8809	912,252	954,616
Fannie Mae, 1.629%, 09/01/51, Pool No. BT4507	1,966,330	1,877,241

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2022 (Unaudited)

		Principal	Value
MORTGAGES – (CONTINUED)
	Freddie Mac, 2.00%, 10/25/40	$504,960	$487,624
	Freddie Mac, 5.00%, 06/01/44, Pool No. G60660	1,080,404	1,168,639
	Ginnie Mae, Series 2020-H16, 1.3563% (1 month LIBOR + 1.25%), 09/20/70 (a)	1,489,308	1,540,689
	GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777%, 06/10/46	1,600,619	1,598,090
	IMS Ecuadorian Mortgage Trust, Series 2021-1, 144A, 3.40%, 08/18/43 (c)	1,250,000	1,251,562
	Morgan Stanley BAML Trust, Series 2013-C7, Class AS, 3.214%, 02/15/46	2,335,000	2,333,039
		TOTAL MORTGAGES – (Identified cost $15,201,371)	14,812,908
MUNICIPAL BONDS – (0.91%)
	American Eagle Northwest, LLC, Washington Military Housing Revenue Taxable Bonds, Series 2005-A, 5.48%, 12/15/28	1,875,000	1,996,466
		TOTAL MUNICIPAL BONDS – (Identified cost $2,078,802)	1,996,466
SHORT-TERM INVESTMENTS – (6.95%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.30%, 04/01/22, dated 03/31/22, repurchase value of $4,118,034 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 10/06/22-03/15/57, total market value $4,200,360)	4,118,000	4,118,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.29%, 04/01/22, dated 03/31/22, repurchase value of $11,096,089 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-3.50%, 03/01/42-03/01/52, total market value $11,317,920)	11,096,000	11,096,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $15,214,000)	15,214,000
	Total Investments – (99.98%) – (Identified cost $169,656,086)		219,015,002
	Other Assets Less Liabilities – (0.02%)		52,982
		Net Assets – (100.00%)	$219,067,984

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

*	Non-income producing security.

(a)	The interest rates on floating rate securities, shown as of March 31, 2022, may change daily or less frequently and are based on a published reference rate and basis point spread.

(b)
This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of March 31, 2022, the value of defaulted securities amounted to $2,552,500 (cost: $7,650,174) or 1.17% of the Fund's net assets.

(c)
These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $4,852,970 or 2.22% of the Fund's net assets as of March 31, 2022.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (98.56%)
COMMUNICATION SERVICES – (0.52%)
Telecommunication Services – (0.52%)
Integrated Telecommunication Services – (0.52%)
Radius Global Infrastructure, Inc., Class A *	90,650	$1,294,482
Total Communication Services		1,294,482
REAL ESTATE – (98.04%)
Equity Real Estate Investment Trusts (REITs) – (98.04%)
Diversified REITs – (0.86%)
STORE Capital Corp.	74,470	2,176,758
Health Care REITs – (10.19%)
Healthcare Trust of America, Inc.	122,040	3,824,734
Healthpeak Properties, Inc.	141,280	4,850,142
Ventas, Inc.	104,930	6,480,477
Welltower Inc.	109,300	10,508,102
		25,663,455
Hotel & Resort REITs – (3.84%)
Host Hotels & Resorts Inc.	225,151	4,374,684
Sunstone Hotel Investors, Inc. *	450,340	5,305,005
		9,679,689
Industrial REITs – (14.20%)
Americold Realty Trust	39,940	1,113,527
Innovative Industrial Properties, Inc.	12,500	2,567,500
Prologis, Inc.	98,960	15,980,061
Rexford Industrial Realty, Inc.	118,048	8,805,200
Terreno Realty Corp.	98,729	7,310,883
		35,777,171
Office REITs – (13.81%)
Alexandria Real Estate Equities, Inc.	43,093	8,672,466
Boston Properties, Inc.	34,826	4,485,589
Cousins Properties, Inc.	175,439	7,068,437
Douglas Emmett, Inc.	133,200	4,451,544
Highwoods Properties, Inc.	78,890	3,608,429
Hudson Pacific Properties, Inc.	92,330	2,562,157
SL Green Realty Corp.	21,729	1,763,960
Vornado Realty Trust	48,177	2,183,382
		34,795,964
Residential REITs – (20.54%)
American Campus Communities, Inc.	176,171	9,860,291
American Homes 4 Rent, Class A	117,520	4,704,325
AvalonBay Communities, Inc.	36,628	9,097,296
Camden Property Trust	32,425	5,389,035
Equity Residential	89,960	8,089,203
Essex Property Trust, Inc.	23,704	8,189,258
Sun Communities, Inc.	14,030	2,459,319
UDR, Inc.	68,770	3,945,335
		51,734,062
Retail REITs – (12.52%)
Acadia Realty Trust	91,821	1,989,761
Brixmor Property Group, Inc.	359,080	9,267,855
Federal Realty Investment Trust	42,689	5,211,046

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2022 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
	Equity Real Estate Investment Trusts (REITs) – (Continued)
	Retail REITs – (Continued)
	NetSTREIT Corp.	115,850	$2,599,674
	Retail Opportunity Investments Corp.	230,624	4,471,800
	Simon Property Group, Inc.	60,786	7,997,006
			31,537,142
	Specialized REITs – (22.08%)
	American Tower Corp.	34,660	8,707,285
	CatchMark Timber Trust Inc., Class A	271,440	2,225,808
	Crown Castle International Corp.	37,820	6,981,572
	CubeSmart	48,830	2,540,625
	Digital Realty Trust, Inc.	50,345	7,138,921
	Equinix, Inc.	11,750	8,714,035
	Extra Space Storage Inc.	22,877	4,703,511
	Life Storage, Inc.	18,420	2,586,721
	Public Storage	25,851	10,089,128
	VICI Properties Inc.	67,790	1,929,304
			55,616,910
		Total Real Estate	246,981,151
	TOTAL COMMON STOCK – (Identified cost $173,185,025)		248,275,633
SHORT-TERM INVESTMENTS – (1.25%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.30%, 04/01/22, dated 03/31/22, repurchase value of $851,007 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 10/06/22-03/15/57, total market value $868,020)	$851,000	851,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.29%, 04/01/22, dated 03/31/22, repurchase value of $2,294,018 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-3.50%, 07/15/27-03/01/52, total market value $2,339,880)	2,294,000	2,294,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,145,000)		3,145,000
	Total Investments – (99.81%) – (Identified cost $176,330,025)		251,420,633
	Other Assets Less Liabilities – (0.19%)		489,351
	Net Assets – (100.00%)		$251,909,984

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
March 31, 2022 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2022 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2022 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$33,613,574	$–	$–	$17,173,660	$1,294,482
Consumer Discretionary	22,318,124	–	–	9,212,619	–
Consumer Staples	15,986,114	–	–	–	–
Financials	127,346,128	–	855,093,423	69,641,210	–
Health Care	133,176,109	–	–	17,141,816	–
Industrials	70,258,554	–	–	1,965,592	–
Information Technology	56,909,632	–	–	34,569,062	–
Materials	15,477,448	–	–	–	–
Real Estate	–	–	–	–	246,981,151
Total Level 1	475,085,683	–	855,093,423	149,703,959	248,275,633
Level 2 – Other Significant
Observable Inputs:
Common Stock*:
Consumer Discretionary	10,527,036	–	18,297,167	–	–
Financials	11,245,902	–	158,975,477	19,935,743	–
Industrials	26,687,831	–	–	–	–
Corporate Bonds	–	–	–	17,351,926	–
Mortgages	–	19,628,870	–	14,812,908	–
Municipal Bonds	–	–	–	1,996,466	–
Short-Term Investments	22,650,000	3,962,000	22,532,000	15,214,000	3,145,000
Total Level 2	71,110,769	23,590,870	199,804,644	69,311,043	3,145,000
Level 3 – Significant Unobservable
Inputs:
Common Stock:
Communication Services	117,999	–	–	–	–
Total Level 3	117,999	–	–	–	–
Total Investments	$546,314,451	$23,590,870	$1,054,898,067	$219,015,002	$251,420,633

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2022. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2022 was $0 for Davis Opportunity Fund. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2022	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2022
Davis Opportunity Fund
Investments in Securities:
Common Stock	$117,999	$–	$–	$–	$–	$–	$–	$117,999
Total Level 3	$117,999	$–	$–	$–	$–	$–	$–	$117,999

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2022 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	March 31, 2022	Technique	Input	Amount	an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$117,999	Discounted Cash Flow	Annualized Yield	1.726%	Decrease

Total Level 3	$117,999

The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investment. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At March 31, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Cost	$389,519,564	$24,283,793	$646,107,006	$169,795,722	$178,521,955
Unrealized appreciation	210,040,795	31,467	444,118,617	58,553,500	77,020,200
Unrealized depreciation	(53,245,908)	(724,390)	(35,327,556)	(9,334,220)	(4,121,522)
Net unrealized appreciation (depreciation)	$156,794,887	$(692,923)	$408,791,061	$49,219,280	$72,898,678